                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:________
        This Amendment (Check only one.): [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kidron Capital LLC
Address: 601 Carlson Parkway
         Suite 730
         Minnetonka, MN 55305

Form 13F File Number: 028-11591

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles M. Webster
Title: Managing Member
Phone: (952) 404-2309

Signature, Place, and Date of Signing:

  /s/ Charles M. Webster      Minnetonka, Minnesota        May 15, 2007
---------------------------  -----------------------  -----------------------
        [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 18
Form 13F Information Table Value Total: $357,665
                                        (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                    VOTING AUTHORITY
                                                                                   -------------------
                                                                 SH OR
                                TITLE OF               VALUE      PRN   INV  OTHER
NAME OF ISSUER                   CLASS       CUSIP   (x $1,000)   AMT   DISC  MGR   SOLE   SHARED NONE
--------------                 ----------- --------- ---------- ------- ---- ----- ------- ------ ----
AON CORP                         COMMON    037389103   54541    1436800 SOLE NONE  1436800
APTARGROUP INC                   COMMON    038336103   21244     317400 SOLE NONE   317400
BRIGHT HORIZON FAMILY SOLUTI     COMMON    109195107   19807     524700 SOLE NONE   524700
C H ROBINSON WORLDWIDE INC       COM NEW   12541W209   27778     578100 SOLE NONE   578100
CHECKFREE CORP NEW               COMMON    162813109    1884      50800 SOLE NONE    50800
DELL INC                         COMMON    24702R101   39573    1705000 SOLE NONE  1705000
ENCORE CAP GROUP INC             COMMON    292554102   10536    1009100 SOLE NONE  1009100
EURONET WORLDWIDE INC            COMMON    298736109   19264     717200 SOLE NONE   717200
FIRSTSERVICE CORP              SUB VTG SH  33761N109   21607     781168 SOLE NONE   781168
INTERNATIONAL SPEEDWAY CORP       CL A     460335201    6323     122300 SOLE NONE   122300
MAGELLAN MIDSTREAM PRTNRS LP    COM UNIT
                                  RP LP    559080106    3388      72400 SOLE NONE    72400
PAYCHEX INC                      COMMON    704326107   23135     610900 SOLE NONE   610900
POLYONE CORP                     COMMON    73179P106   14820    2429443 SOLE NONE  2429443
SCHOOL SPECIALTY INC             COMMON    807863105   29108     806100 SOLE NONE   806100
TEEKAY LNG PARTNERS L P          PRTNRSP
                                  UNITS    Y8564M105   18403     493259 SOLE NONE   493259
UAP HLDG CORP                    COMMON    903441103   31413    1215203 SOLE NONE  1215203
UNIVERSAL COMPRESSION PARTNE   UNIT LP INT 913430104    7691     248885 SOLE NONE   248885
VALSPAR CORP                     COMMON    920355104    7150     256900 SOLE NONE   256900